Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Deferred revenue, revenue recognized	¥ 112,232
Revenue remaining performance obligation	¥ 150,833
Revenue remaining performance obligation, percentage within a year	66.00%
Revenue remaining performance obligation, percentage within two year	34.00%
Fixed maintenance service contract as percentage of service revenue	13.00%
Fixed maintenance service contract remaining period	2 years
Other Current Liabilities
Disaggregation of Revenue [Line Items]
Deferred revenue	¥ 132,087	¥ 135,455
Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Contract assets	¥ 44,722	¥ 42,752